SCHEDULE OF INVESTMENTS

Delaware Ivy Mid Cap Income Opportunities Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Consumer Electronics – 2.8%
Garmin Ltd.	345	$49,909

Hotels, Resorts & Cruise Lines – 2.7%
Travel and Leisure Co.	802	47,670

Leisure Products – 5.9%
Hasbro, Inc.	532	50,305
Polaris, Inc.	408	55,835
		106,140

Restaurants – 2.7%
Cracker Barrel Old Country Store, Inc.	325	48,223

Specialized Consumer Services – 2.8%
Service Corp. International	927	49,672

Specialty Stores – 2.9%
Tractor Supply Co.	276	51,309

Total Consumer Discretionary - 19.8%		352,923

Consumer Staples

Food Distributors – 2.8%
Sysco Corp.	638	49,576

Household Products – 2.8%
Clorox Co. (The)	277	49,846

Total Consumer Staples - 5.6%		99,422

Energy

Oil & Gas Storage & Transportation – 1.2%
Rattler Midstream L.P.	2,013	21,982

Total Energy - 1.2%		21,982

Financials

Asset Management & Custody Banks – 6.2%
Ares Management Corp., Class A	924	58,764
Northern Trust Corp.	449	51,896
		110,660

Consumer Finance – 3.1%
Discover Financial Services	465	54,964

Insurance Brokers – 2.7%
Arthur J. Gallagher & Co.	352	49,294

Property & Casualty Insurance – 2.7%
First American Financial Corp.	778	48,509

Regional Banks – 5.3%
Glacier Bancorp, Inc.	841	46,328
Umpqua Holdings Corp.	2,591	47,796
		94,124
Total Financials - 20.0%		357,551

Health Care

Health Care Facilities – 2.7%
Encompass Health Corp.	619	48,337

Health Care Services – 2.8%
Quest Diagnostics, Inc.	380	50,212

Total Health Care - 5.5%		98,549

Industrials

Air Freight & Logistics – 2.6%
C.H. Robinson Worldwide, Inc.	500	46,826

Electrical Components & Equipment – 5.9%
nVent Electric plc	1,585	49,529
Rockwell Automation, Inc.	194	55,413
		104,942

Industrial Machinery – 5.6%
Snap-on, Inc.	221	49,341
Stanley Black & Decker, Inc.	245	50,259
		99,600

Trading Companies & Distributors – 2.8%
Watsco, Inc.	173	49,595

Total Industrials - 16.9%		300,963

Information Technology

Data Processing & Outsourced Services – 5.6%
Broadridge Financial Solutions, Inc.	302	48,778
Paychex, Inc.	484	51,936
		100,714

Electronic Equipment & Instruments – 3.0%
National Instruments Corp.	1,243	52,558

Electronic Manufacturing Services – 2.8%
TE Connectivity Ltd.	374	50,563

Semiconductors – 2.8%
Microchip Technology, Inc.	334	49,976

Total Information Technology - 14.2%		253,811

Materials

Paper Packaging – 8.1%
Avery Dennison Corp.	228	47,848
Packaging Corp. of America	355	48,066
Sonoco Products Co.	722	48,301
		144,215

Specialty Chemicals – 2.7%
RPM International, Inc.	541	48,013

Total Materials - 10.8%		192,228

Real Estate

Residential REITs – 2.7%
American Campus Communities, Inc.	1,040	48,577

Total Real Estate - 2.7%		48,577

TOTAL COMMON STOCKS – 96.7%		$1,726,006
(Cost: $1,288,330)

SHORT-TERM SECURITIES

Money Market Funds (A) - 3.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	56,489	56,489

TOTAL SHORT-TERM SECURITIES – 3.2%		$56,489
(Cost: $56,489)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,782,495
(Cost: $1,344,819)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		2,248

NET ASSETS – 100.0%		$1,784,743

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,726,006	$—	$—
Short-Term Securities	56,489	—	—
Total	$1,782,495	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,344,819

Gross unrealized appreciation	448,882

Gross unrealized depreciation	(11,206)

Net unrealized appreciation	$437,676